Airport Concessions - Summary of Value of Concessions (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 10,821,596	$ 11,412,118	$ 11,754,661
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	3,318,376	3,465,882	3,475,128
MBJA [Member] | Accumulated amortization [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	(6,452,108)	(6,015,079)	(5,541,118)
MBJA [Member] | Mexican airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	13,820,651	13,820,651	$ 13,820,651
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 134,677	$ 140,664